Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Related Party Transactions [Abstract]
Schedule of Advances from Related Parties

Advances from related parties as of July 31, 2025 and January 31, 2025 are as follows:

	July 31, 2025	January 31, 2025

Prior period balance	$205,000	$–
Cash advances	75,000	354,693
Repayments	(15,000)	(25,000)
Conversion into a private placement	–	(124,693)
End of period balance	$265,000	$205,000

Advances from related parties during the years ended January 31, 2025 and 2024 are as follows:

	Year ended January 31, 2025	Year ended January 31, 2024

Prior period balance	$–	$5,000
Cash advances	354,693	1,363
Expenses paid on behalf of Company	–	3,157
Non-cash repayments	–	(1,363)
Repayments	(25,000)	(8,157)
Conversion into a private placement	(124,693)	–
End of period balance	$205,000	$–